Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses And Other Current Assets
Deposits on inventory	$ 678,531	$ 680,792
Deposits	54,598	11,409
Prepaid insurance	43,063	46,848
Other	7,866	41,056
Total prepaid expenses and other current assets	$ 784,238	$ 917,433